Finance Expenses, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Expenses Net Abstract [Abstract]
Interest expenses from project finance loans	$ 86,559	$ 54,646	$ 52,416
Interest expenses from corporate loans	14,966	9,750	78
Interest expenses from Debentures	18,525	13,191	13,098
Finance expenses in respect of contingent consideration arrangement	456	1,900	3,978
Interest expenses from non-controlling interests loans	2,737	2,187	1,381
Finance expenses from hedging transactions	869	3,098	973
Finance expenses in respect of lease liability	5,675	2,503	1,964
Exchange differences	3,639	0	617
Finance expenses related to tax equity arrangements	4,040	1,511	0
Others	3,869	2,298	1,248
capitalized cost of qualifying assets	141,335	91,084	75,753
Amounts capitalized to the cost of qualifying assets	(33,491)	(22,941)	(13,162)
Total	$ 107,844	$ 68,143	$ 62,591